ACQUISITION OF SUBSIDIARIES (Details) $ in Thousands			12 Months Ended
	Jul. 15, 2016 USD ($) instrument item	May 06, 2016 USD ($) item	Dec. 31, 2016 USD ($) instrument item
Disclosure of detailed information about business combination [line items]
Number of solar parks acquired | item			23
Acquired Companies
Disclosure of detailed information about business combination [line items]
Share capital subscribed (as a percent)		100.00%
Number of solar parks acquired | item	23	23	23
Consideration transferred	$ 15,800
Cash paid as consideration	$ 5,666	$ 5,666
Consideration, validly issued restricted ordinary shares | instrument	29,519,844		29,519,844
Holding period before shares can be traded freely	180 days
Fair value of shares issued	$ 10,147		$ 10,147,446
Greenleaf Clear Skies I | GLT NLH2 Solar | Class B membership interests
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary (as a percent)		100.00%
GLT NLH2 Solar | Sun Harvest Solar
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary (as a percent)		100.00%
Greenleaf Clear Skies II | GLT Pioneer Solar
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary (as a percent)		100.00%
GLT Pioneer Solar | Greenfield PV Holdings
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary (as a percent)		90.00%
Greenfield PV Holdings | Pioneer Vally Solar
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary (as a percent)		99.99%
Greenleaf Clear Skies IV | Cloverdale Solar | Class B membership interests
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary (as a percent)		100.00%
Cloverdale Solar | Cloverdale Solar I
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary (as a percent)		100.00%